TYPE:	13F-HR
PERIOD	12/31/2003
FILER
   CIK	1135312
   CCC	@oruw4jn
SUBMISSION - CONTACT
   NAME	C. Galusha
   PHONE 609-896-9060

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.): [] is a restatement.
				  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Retirement Capital Advisors
Address: 11500 Northlake Drive
	   Cincinnati, Ohio  45249

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christopher M. Galusha, Esq.
Title:   Filer's Attorney
Phone:   609-896-9060


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]


                                                               Form 13 F Information Table
Name of Issuer           Title  CUSIP       VALUE  Shares/ SH/ PUT/ INVESTMT OTHER    VOTING AUTHORITY
                      of Class            (X$1000) PRN AMT PRN CALL DSCRETN  MANAGERS SOLE SHARED NONE
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
American Intl Group      Com  026874107    2809     42376   SH      SOLE             42376
Cisco Systems Inc.       Com  17275R102    3582    147475   SH      SOLE            147475
Citigroup Inc            Com  172967101    3172     65346   SH      SOLE             65346
Dell				 Com  24702R101    1221     35949   SH      SOLE
35949
Exxon Mobil Corporation  Com  30231G102    1861     45395   SH      SOLE             23826
FNMA                     Com  313586109    1788     23826   SH      SOLE             45395
General Electric Co.     Com  369604103    2176     70246   SH      SOLE            70246
Home Depot Inc.          Com  437076102    2133     60109   SH      SOLE             60109
Intel Corporation        Com  458140100    1524     47317   SH      SOLE             47317
Johnson & Johnson        Com  478160104    2604     50397   SH      SOLE             50397
Medtronic                Com  585055106    1595     32810   SH      SOLE             32810
Merrill Lynch            Com  590188108    1781     30371   SH      SOLE             30371
Microsoft                Com  594918104    2959    107447   SH      SOLE            107447
Nestle ADR 			 Com  641069406    1990     31768   SH	  SOLE             31768
Nokia      			 Com  654902204    1663     97840   SH	  SOLE             97840
PepsiCo, Inc.		 Com  713448108	 1987     42631   SH	  SOLE	     42631
Pfizer Inc               Com  717081103    3426     96961   SH      SOLE            96961
Procter & Gamble Co.     Com  742718109    9748     97603   SH      SOLE            97603	     		   570
Royal Dutch Petroleum    Com  780257804    2056     39235   SH      SOLE             39235
Tyco Intl Ltd            Com  902124106    2216     83612   SH      SOLE            83612

/TEXT
/DOCUMENT
/SUBMISSION